ARTIO GLOBAL FUNDS

Artio Local Emerging Markets Debt Fund

Supplement dated April 22, 2011 to the

Prospectus dated March 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

In the section entitled “Principal Investment Strategies” beginning on page 49, the first bulleted item is replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term money market instruments including forward foreign exchange contracts denominated in emerging market currencies. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000887210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 22, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Artio Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agif887210_SupplementTextBlock

ARTIO GLOBAL FUNDS

Artio Local Emerging Markets Debt Fund

Supplement dated April 22, 2011 to the

Prospectus dated March 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Supplement Principal Investment Strategies Text Block	agif887210_SupplementPrincipalInvestmentStrategiesTextBlock

In the section entitled “Principal Investment Strategies” beginning on page 49, the first bulleted item is replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term money market instruments including forward foreign exchange contracts denominated in emerging market currencies. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy